PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Maturity (Details) Rp in Billions	12 Months Ended
Dec. 31, 2017 IDR (Rp) Y
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO | Y	17.64
Post-employment health care benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 6,579
Post-employment health care benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	9,995
Post-employment health care benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	9,692
Post-employment health care benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	3,710
Post-employment health care benefit cost | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	343
Post-employment health care benefit cost | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	440
Post-employment health care benefit cost | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 7
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO | Y	3.62
Other post-employment benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 539
Other post-employment benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	124
Other post-employment benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	45
Other post-employment benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 2
Telkomsel | Pension benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO | Y	11.77
Telkomsel | Pension benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 2,450
Telkomsel | Pension benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	7,997
Telkomsel | Pension benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	6,763
Telkomsel | Pension benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	1,509
The company | Defined pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	17,864
The company | Defined pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	21,667
The company | Defined pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	18,911
The company | Defined pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,971
The company | Defined pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	2,917
The company | Defined pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	182
The company | Defined pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	6
The company | Defined pension benefit obligation | Within 70-80 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 0
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO | Y	9.52
The company | Additional pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 602
The company | Additional pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	937
The company | Additional pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	628
The company | Additional pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	72
The company | Additional pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	22
The company | Additional pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 17
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO | Y	4.4
The company | Unfunded Pension | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 2,614
The company | Unfunded Pension | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	261
The company | Unfunded Pension | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	42
The company | Unfunded Pension | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 10